UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2000
Institutional Investment Manager Filing this Report:
	Name:	GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
		Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington		July 11, 2000

Report Type:
[X]	13F Holdings Report
[   ]	13F Notice
[   ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

<PAGE

FORM 13F INFORMATION TABLE
							VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER	TITLE/CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
-----------------------------------	----------------------	---------------
BARRICK GOLD CORP.	COM	067901108	691	38000		14000	0	24000
BECKMAN COULTER INC.	COM	075811109	613	10500		4500	0	6000
CH ENERGY GROUP		COM	12541M102	492	14500		8500	0	6000
CAREMARK RX			COM	141705103	511	75000		40000	0	35000
CENDANT CORP		COM	151313103	644	46000		26000	0	20000
GREY WOLF			COM	397888108	600	120000	62000	0	58000
HEALTHSOUTH CORP		COM	421924101	891	124000	64000	0	60000
IMCO RECYCLING		COM	449681105	435	80000		40000	0	40000
INTERSTATE BAKERIES	COM	46072H108	462	33000		18000	0	15000
MCDERMOTT			COM	580037109	520	59000		31000	0	28000
MENTOR CORP.		COM	587188103	802	29500		14500	0	15000
NEW ENGLAND BUSINESS 	COM	643872104	439	27000		14000	0	13000
OWENS-ILLINOIS INC	COM	690768403	503	43000		23000	0	20000
PATINA OIL & GAS		COM	703224105	726	35000		15000	0	20000
POTLATCH CORP		COM	737628107	457	13800		8800	0	5000
RANGE RESOURCES		COM	75281A109	406	130000	80000	0	50000
READERS DIGEST		COM	755267101	398	10000		0	0	10000
READERS DIGEST TRACE	CNV	755271202	385	11000		11000	0	0
SUPERIOR ENERGY SVCS	COM	868157108	560	54000		29000	0	25000
VET CNTRS OF AMERICA	COM	925514101	866	63000		28000	0	35000
WEIS MARKETS		COM	948849104	508	15500		7500		8000